11. Investments in associates and joint ventures (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal Jointly Controlled Entities Webmotors [Member]
Other information
Current assets	R$ 276,168	R$ 241,919	R$ 221,313
Current liabilities	220,707	61,290	60,905
Cash and cash equivalents	1,411	1,667	1,034
Depreciation and amortization	(14,949)	(9,234)	(7,423)
Revenue	277,270	165,049	167,881
Interest income	2,283	5,079	4,134
Interest expense		0	0
Tax Income / (expense)	(26,314)	(26,863)	(16,013)
Current financial liabilities (excluding trade and other payables and provisions)		53,807	49,709
Non-current financial liabilities (excluding trade and other payables and provisions)		1,006	5,458
Principal Jointly Controlled Entities Banco Rci Brasil [Member]
Other information
Current assets	11,270,565	12,052,008	9,849,508
Current liabilities	9,825,654	10,781,921	8,679,715
Cash and cash equivalents	201,142	489,400	37,115
Depreciation and amortization	(1,577)	(1,666)	(977)
Revenue	732,253	661,215	1,316,687
Interest income	1,354,283	1,401,154	1,290,703
Interest expense	(483,506)	(547,546)	(575,944)
Tax Income / (expense)	(169,957)	(83,455)	(147,266)
Current financial liabilities (excluding trade and other payables and provisions)		4,178,761	3,130,908
Non-current financial liabilities (excluding trade and other payables and provisions)	R$ 470,081	R$ 6,470,081	R$ 4,813,909